DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Expenses by Nature (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Expenses by Nature [abstract]
Salaries, wages and other compensations	$ 13,296,943		$ 11,614,557		$ 11,910,337
Social security taxes	2,521,317		2,355,744		2,422,583
Compensation to Directors and Supervisory Committee	125,897		124,190		117,725
Professional services fees	1,644,291		996,024		929,950
Technical operator assistance fees	3,067,198		4,250,358		4,205,901
Materials	1,594,685		1,601,348		1,332,039
Third parties services	1,563,456		1,414,519		1,523,368
Telecommunications and post expenses	84,443		94,968		139,427
Rents	108,981		61,124		74,086
Transports and freight	613,856		496,898		460,821
Easements	200,955		355,420		289,449
Offices supplies	46,944		38,629		26,629
Travels expenses	198,078		109,433		200,878
Insurance	687,743		852,181		752,400
Property, plant and equipment maintenance	6,464,178		7,814,946		5,505,454
Depreciation of property, plant and equipment	19,572,669		18,721,149		18,115,502
Taxes and contributions	10,858,003		10,433,607		8,830,693
Advertising	189,091		103,548		252,851
Doubtful accounts	0		(129,715)		279,520
Banks expenses	99,346		23,340		69,783
Interests expense	6,798,475		8,703,402		9,874,146
Foreign exchange loss	52,105,975		24,239,337		43,621,645
Costs of services rendered to third parties	48,922		111,952		319,508
Other expenses	438,298		291,142		157,879
Total	122,329,744		94,678,101		111,412,574
Tax on exports	3,659,451		3,069,765		1,238,347
Operating Expenses, Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	5,584,104		5,027,119		5,332,943
Social security taxes	1,034,058		1,047,791		1,044,064
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	48,972		70,276		101,483
Technical operator assistance fees	280,709		744,106		1,733,124
Materials	462,672		531,421		482,988
Third parties services	679,466		662,460		692,579
Telecommunications and post expenses	16,128		18,745		39,218
Rents	17,579		28,263		29,685
Transports and freight	349,132		287,470		273,192
Easements	156,726		334,008		257,489
Offices supplies	18,548		13,620		9,077
Travels expenses	102,338		60,943		90,310
Insurance	398,963		495,149		431,938
Property, plant and equipment maintenance	5,111,188		6,598,364		4,733,387
Depreciation of property, plant and equipment	13,185,736		12,564,973		12,414,245
Taxes and contributions	1,786,426		1,809,784		1,487,002
Advertising	0		0		0
Doubtful accounts			0		0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Costs of services rendered to third parties	0		0		0
Other expenses	124,348		104,070		66,103
Total	29,357,093		30,398,562		29,218,827
Operating Expenses, Non Regulated Activities [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	4,529,381		3,883,677		3,720,628
Social security taxes	890,630		820,929		744,398
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	600,631		103,990		39,103
Technical operator assistance fees	2,786,489		3,506,252		2,472,777
Materials	1,130,811		1,069,880		849,051
Third parties services	688,730		673,542		772,421
Telecommunications and post expenses	26,623		18,309		30,941
Rents	80,773		16,423		15,245
Transports and freight	252,357		201,379		180,073
Easements	44,229		21,412		31,960
Offices supplies	9,598		8,481		3,787
Travels expenses	35,091		21,137		58,722
Insurance	237,271		298,049		267,609
Property, plant and equipment maintenance	1,274,298		1,134,931		676,821
Depreciation of property, plant and equipment	5,187,205		4,876,977		4,699,917
Taxes and contributions	60,885		74,808		76,682
Advertising	0		0		0
Doubtful accounts			0		0
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Costs of services rendered to third parties	48,922		111,952		319,508
Other expenses	226,247		159,041		64,621
Total	18,110,171		17,001,169		15,024,264
Administrative Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	2,438,849		2,072,132		2,180,423
Social security taxes	441,721		341,671		487,600
Compensation to Directors and Supervisory Committee	125,897		124,190		117,725
Professional services fees	898,431		781,403		708,924
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	195,260		78,517		56,718
Telecommunications and post expenses	36,931		48,768		61,112
Rents	9,653		15,554		26,924
Transports and freight	11,993		7,712		7,556
Easements	0		0		0
Offices supplies	17,996		14,812		12,962
Travels expenses	46,229		22,368		44,430
Insurance	51,509		58,983		52,812
Property, plant and equipment maintenance	78,692		81,651		95,246
Depreciation of property, plant and equipment	1,199,728		1,279,199		1,001,340
Taxes and contributions	29,609		32,406		3,758
Advertising	0		0		0
Doubtful accounts			0		0
Banks expenses	99,346		23,340		69,783
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Costs of services rendered to third parties	0		0		0
Other expenses	72,589		13,361		20,500
Total	5,754,433		4,996,067		4,947,813
Selling Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	744,609		631,629		676,343
Social security taxes	154,908		145,353		146,521
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	96,257		40,355		80,440
Technical operator assistance fees	0		0		0
Materials	1,202		47		0
Third parties services	0		0		1,650
Telecommunications and post expenses	4,761		9,146		8,156
Rents	976		884		2,232
Transports and freight	374		337		0
Easements	0		0		0
Offices supplies	802		1,716		803
Travels expenses	14,420		4,985		7,416
Insurance	0		0		41
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	8,981,083	[1]	8,516,609	[2]	7,263,251	[3]
Advertising	189,091		103,548		252,851
Doubtful accounts			(129,715)		279,520
Banks expenses	0		0		0
Interests expense	0		0		0
Foreign exchange loss	0		0		0
Costs of services rendered to third parties	0		0		0
Other expenses	15,114		14,670		6,655
Total	10,203,597		9,339,564		8,725,879
Financial Expenses [Member]
Expenses by Nature [abstract]
Salaries, wages and other compensations	0		0		0
Social security taxes	0		0		0
Compensation to Directors and Supervisory Committee	0		0		0
Professional services fees	0		0		0
Technical operator assistance fees	0		0		0
Materials	0		0		0
Third parties services	0		0		0
Telecommunications and post expenses	0		0		0
Rents	0		0		0
Transports and freight	0		0		0
Easements	0		0		0
Offices supplies	0		0		0
Travels expenses	0		0		0
Insurance	0		0		0
Property, plant and equipment maintenance	0		0		0
Depreciation of property, plant and equipment	0		0		0
Taxes and contributions	0		0		0
Advertising	0		0		0
Doubtful accounts			0		0
Banks expenses	0		0		0
Interests expense	6,798,475		8,703,402		9,874,146
Foreign exchange loss	52,105,975		24,239,337		43,621,645
Costs of services rendered to third parties	0		0		0
Other expenses	0		0		0
Total	$ 58,904,450		$ 32,942,739		$ 53,495,791

[1]	Includes tax on exports for Ps. 3,659,451 for the year ended December 31, 2022.
[2]	Includes tax on exports of Ps. 3,069,765 for the year ended December 31, 2021.
[3]	Includes tax on exports for Ps. 1,238,347 for the year ended December 31, 2020.